Summary of Significant Accounting Policies Summary of Significant Accounting Policies Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	27.40%	27.10%	32.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years 0 months 0 days	5 years 0 months 0 days	5 years 0 months 0 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	4.35%	4.56%	4.85%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.71%	2.27%	2.29%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.54	$ 8.36	$ 6.18
Historical Volatility Period Basis	10
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 8.55	$ 8.18